Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Financial Instruments by Category
(1) Financial instruments by category as
o
f December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022
Financial assets	Financial assets at amortized cost		Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivatives used for hedging		Total
Cash and cash equivalents	￦	2,449,062	￦	—	￦	—	￦	—	￦	2,449,062
Trade and other receivables		7,459,994		—		129,124		—		7,589,118
Other financial assets		1,060,058		1,064,856		1,508,192		190,830		3,823,936

(in millions of Korean won)	December 31, 2022
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at fair value through profit and loss		Derivatives used for hedging		Others		Total
Trade and other payables 1	￦	8,397,264	￦	—	￦	—	￦	—	￦	8,397,264
Borrowings		10,006,685		—		—		—		10,006,685
Other financial liabilities		246,606		141,280		33,555		—		421,441
Lease liabilities		—		—		—		1,172,038		1,172,038

1	Amounts related to employee benefit plans are included in Trade and other payables.

(in millions of Korean won)	December 31, 2023
Financial assets	Financial assets at amortized cost		Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivatives used for hedging		Total
Cash and cash equivalents	￦	2,879,554	￦	—	￦	—	￦	—	￦	2,879,554
Trade and other receivables		8,458,259		—		116,198		—		8,574,457
Other financial assets		1,385,921		939,661		1,680,168		159,211		4,164,961

(in millions of Korean won)	December 31, 2023
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at fair value through profit and loss		Derivatives used for hedging		Others		Total
Trade and other payables	￦	8,317,822	￦	—	￦	—	￦	—	￦	8,317,822
Borrowings		10,218,165		—		—		—		10,218,165
Other financial liabilities		915,185		136,106		24,547		—		1,075,838
Lease liabilities		—		—		—		1,179,909		1,179,909

Summary of Gains or Losses Arising From Financial Instruments by Category
(2) Gains or l
o
sses arising from financial instruments by category for the years ended December 31, 2021, 2022 and 2023, are as follows:

(in millions of Korean won)	2021		2022		2023
Financial assets at amortized cost
Interest income 1	￦	74,937	￦	144,505	￦	360,134
Gain on foreign currency transactions 4		12,826		23,824		22,782
Gain (loss) on foreign currency translation		2,911		(2,151)		5,741
Gain (loss) on disposal		35		(81)		(3,409)
Loss on valuation		(110,286)		(132,102)		(172,966)
Financial assets at fair value through profit or loss
Interest income 1		3,673		6,008		13,480
Dividend income 5		21,499		4,600		6,918
Gain (loss) on valuation 6		64,659		(29,282)		(31,965)
Gain on disposal		29,974		2,347		14,237
Gain on foreign currency transactions 4		—		1,100		—
Gain on foreign currency translation		17,794		13,711		3,396
Financial assets at fair value through other comprehensive income
Interest income 1		222,290		190,281		18,966
Dividend income 5		1,365		9,522		52,813
Loss on valuation		—		(61)		—
Loss on disposal		(22,712)		(62,183)		(11,193)
Other comprehensive income (loss) for the year 2		129,780		(158,574)		121,805
Derivatives used for hedging
Gain on transactions		—		27,628		10,192
Gain on valuation 7		203,961		150,699		34,092
Other comprehensive income for the year 2		144,967		88,048		7,772

(in millions of Korean won)	2021		2022		2023
Reclassified to profit or loss from other comprehensive gain (loss) for the year 2,3		(143,305)		(110,616)		(29,178)
Financial liabilities at amortized cost
Interest expense 1		(232,197)		(275,302)		(358,486)
Gain on valuation 8		—		—		3,411
Loss on foreign currency transactions 4		(3,580)		(34,574)		(24,054)
Loss on foreign currency translation		(201,623)		(168,577)		(93,004)
Financial liabilities at fair value through profit or loss
Gain (loss) on valuation		42,447		30,031		(7,394)
Gain on disposal Interest expense 1		2,136 —		— (4,046)		4,788 (44)
Gain (loss) on foreign currency transactions 4		(2)		24		(5)
Derivatives used for hedging
Loss on transactions		(6,208)		(1,291)		—
Gain (loss) on valuation		(7,206)		(17,237)		11,503
Other comprehensive income (loss) for the year 2		(3,112)		(23,957)		7,557
Reclassified to profit or loss from other comprehensive income for the year 2,3		6,722		15,195		(8,764)
Lease liabilities
Interest expense 1		(36,650)		(41,469)		(52,035)

Total	￦	215,095	￦	(353,980)	￦	(92,910)

1
BC Card Co., Ltd., etc., subsidiaries of the Group, recognized interest income and expenses as operating revenue and expenses, respectively. Related interest income recognized as operating revenue is
￦
112,973 million (2021:
￦
27,440 million, 2022:
￦
68,869 million) and related interest expense recognized as operating expense is
￦
55,677 million (2021:
￦
5,458 million, 2022:
￦
27,060 million) for the year ended December 31, 2023.

2	The amounts directly reflected in equity after adjustments of deferred income tax.
3
During the years ended December 31, 2022 and 2023, certain derivatives of the Group were settled and the related gain or loss on valuation of cash flow hedge in other comprehensive income was reclassified to profit or loss for the year.

4
BC Card Co., Ltd., a subsidiary of the Group, recognized foreign currency transaction gain and loss and as operating revenue and expense. In relation to this, foreign currency transaction gain and loss recognized as operating revenue and expense amount to foreign exchange gain
￦
5,597 million (2021 foreign exchange gain and loss:
￦
2,373, 2022 foreign exchange gain and loss:
￦
3,569 million), respectively, for the year ended December 31, 2023.

5
BC Card Co., Ltd., a subsidiary of the Group, recognized dividend income as operating revenue. Related dividend income recognized as operating revenue is
￦
1,759 million (2021:
￦
1,340 million, 2022:
￦
2,299 million) for the year ended December 31, 2023.

6
KT Investment Co., Ltd., etc., subsidiaries of the Group, recognized gain and loss on valuation of financial instruments measured at fair value through profit or loss as operating income and expenses. In relation to this, valuation gain and loss recognized as operating revenue and expense amount to valuation loss
￦
11,112 million (2021 valuation loss:
￦
15,459 million, 2022 valuation loss:
￦
7,860 million), for the year ended December 31, 2023.

7
BC Card Co., Ltd., a subsidiary of the Group, recognized gain and loss on valuation of derivatives as operating income and expenses. Related valuation gain recognized as operating revenue and expense is
￦
48 million (2022 valuation loss:
￦
418 million), for the year ended December 31, 2023.

8	KT Cloud Co., Ltd., a subsidiary of the Group, recognized gain on valuation as convertible preferred stock of ￦ 311,312 million for the year ended December 31, 2023.